Revenue - Schedule of Disaggregation of Revenue by Geographic Areas (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disaggregation of Revenue [Line Items]
Net sales	$ 4,828	$ 14,751
North America
Disaggregation of Revenue [Line Items]
Net sales	3,058	8,374
Europe, Middle East and Africa
Disaggregation of Revenue [Line Items]
Net sales	880	4,421
Asia Pacific
Disaggregation of Revenue [Line Items]
Net sales	890	1,956
Secure Microcontrollers
Disaggregation of Revenue [Line Items]
Net sales	3,872	10,156
Secure Microcontrollers | North America
Disaggregation of Revenue [Line Items]
Net sales	2,950	7,956
Secure Microcontrollers | Europe, Middle East and Africa
Disaggregation of Revenue [Line Items]
Net sales	589	1,388
Secure Microcontrollers | Asia Pacific
Disaggregation of Revenue [Line Items]
Net sales	333	812
All Others
Disaggregation of Revenue [Line Items]
Net sales	956	4,595
All Others | North America
Disaggregation of Revenue [Line Items]
Net sales	108	418
All Others | Europe, Middle East and Africa
Disaggregation of Revenue [Line Items]
Net sales	291	3,033
All Others | Asia Pacific
Disaggregation of Revenue [Line Items]
Net sales	$ 557	$ 1,144